CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Total	Convertible Preferred Stock	Total Figure Technology Solutions, Inc. Stockholders' Equity	Convertible Preferred Stock Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interests in Consolidated Subsidiaries
Preferred Stock, Beginning balance (in shares) at Dec. 31, 2022				104,575,110
Beginning balance at Dec. 31, 2022	$ 260,219,000		$ 250,719,000	$ 1,000	$ 1,000	$ 540,540,000	$ (289,823,000)	$ 9,500,000
Common stock, Beginning balance (in shares) at Dec. 31, 2022					51,035,303
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options and warrants (in shares)					582,905
Exercise of stock options and warrants	1,143,000		1,143,000			1,143,000
Stock compensation expense	13,450,000		13,450,000			13,450,000
Dilution	54,000		(307,000)				(307,000)	361,000
Net income (loss)	$ (52,443,000)		(47,935,000)				(47,935,000)	(4,508,000)
Preferred Stock, Ending balance (in shares) at Dec. 31, 2023	104,575,110	104,575,110		104,575,110
Ending balance at Dec. 31, 2023	$ 222,423,000		217,070,000	$ 1,000	$ 1,000	555,133,000	(338,065,000)	5,353,000
Common stock, Ending balance (in shares) at Dec. 31, 2023	51,618,208				51,618,208
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance and exchange of equity (in shares)					16,498,104
Issuance and exchange of equity	$ 1,000		1,000		$ 1,000
Issuance of preferred stock warrants	6,977,000		6,977,000			6,977,000
Exercise of stock options and warrants (in shares)					545,555
Exercise of stock options and warrants	867,000		867,000			867,000
Stock compensation expense	34,526,000		34,526,000			34,526,000
Noncontrolling interest investment in subsidiary	290,000							290,000
Dividends & redemptions of subsidiaries	(1,312,000)		(1,265,000)			(1,265,000)		(47,000)
Issuance of Series E preferred stock, net of issuance costs (in shares)				7,325,385
Issuance of Series E preferred stock, net of issuance costs	71,774,000		71,774,000	$ 1,000		71,773,000
Net income (loss)	14,026,000		11,738,000				11,738,000	2,288,000
Preferred Stock, Ending balance (in shares) at Sep. 30, 2024				111,900,495
Ending balance at Sep. 30, 2024	$ 349,572,000		341,688,000	$ 2,000	$ 2,000	668,011,000	(326,327,000)	7,884,000
Common stock, Ending balance (in shares) at Sep. 30, 2024					68,661,867
Preferred Stock, Beginning balance (in shares) at Dec. 31, 2023	104,575,110	104,575,110		104,575,110
Beginning balance at Dec. 31, 2023	$ 222,423,000		217,070,000	$ 1,000	$ 1,000	555,133,000	(338,065,000)	5,353,000
Common stock, Beginning balance (in shares) at Dec. 31, 2023	51,618,208				51,618,208
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance and exchange of equity (in shares)					16,498,104
Issuance and exchange of equity	$ 1,000		1,000		$ 1,000
Issuance of preferred stock warrants	9,542,000		9,542,000			9,542,000
Common stock repurchase and retirement (in shares)					(186,054)
Common stock repurchase and retirement	(1,001,000)		(1,001,000)			(1,001,000)
Exercise of stock options and warrants (in shares)					1,370,026
Exercise of stock options and warrants	3,037,000		3,037,000			3,037,000
Stock compensation expense	38,726,000		38,726,000			38,726,000
Noncontrolling interest investment in subsidiary	290,000							290,000
Dividends & redemptions of subsidiaries	(1,332,000)		(1,265,000)			(1,265,000)		(67,000)
Issuance of Series E preferred stock, net of issuance costs (in shares)				7,325,385
Issuance of Series E preferred stock, net of issuance costs	71,774,000		71,774,000	$ 1,000		71,773,000
Net income (loss)	$ 19,915,000		17,214,000				17,214,000	2,701,000
Preferred Stock, Ending balance (in shares) at Dec. 31, 2024	111,900,495	111,900,495		111,900,495
Ending balance at Dec. 31, 2024	$ 363,375,000		355,098,000	$ 2,000	$ 2,000	675,945,000	(320,851,000)	8,277,000
Common stock, Ending balance (in shares) at Dec. 31, 2024	69,300,284				69,300,284
Preferred Stock, Beginning balance (in shares) at Jun. 30, 2024				110,626,501
Beginning balance at Jun. 30, 2024	$ 302,680,000		294,868,000	$ 2,000	$ 2,000	648,530,000	(353,666,000)	7,812,000
Common stock, Beginning balance (in shares) at Jun. 30, 2024					68,479,148
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock warrants	2,572,000		2,572,000			2,572,000
Exercise of stock options and warrants (in shares)					182,719
Exercise of stock options and warrants	0
Stock compensation expense	4,533,000		4,533,000			4,533,000
Dividends & redemptions of subsidiaries	(16,000)							(16,000)
Issuance of Series E preferred stock, net of issuance costs (in shares)				1,273,994
Issuance of Series E preferred stock, net of issuance costs	12,376,000		12,376,000			12,376,000
Net income (loss)	27,427,000		27,339,000				27,339,000	88,000
Preferred Stock, Ending balance (in shares) at Sep. 30, 2024				111,900,495
Ending balance at Sep. 30, 2024	$ 349,572,000		341,688,000	$ 2,000	$ 2,000	668,011,000	(326,327,000)	7,884,000
Common stock, Ending balance (in shares) at Sep. 30, 2024					68,661,867
Preferred Stock, Beginning balance (in shares) at Dec. 31, 2024	111,900,495	111,900,495		111,900,495
Beginning balance at Dec. 31, 2024	$ 363,375,000		355,098,000	$ 2,000	$ 2,000	675,945,000	(320,851,000)	8,277,000
Common stock, Beginning balance (in shares) at Dec. 31, 2024	69,300,284				69,300,284
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock warrants	$ 7,863,000		7,863,000			7,863,000
Exercise of stock options and warrants (in shares)				2,010,410	1,006,731
Exercise of stock options and warrants	8,737,000		8,737,000	$ 1,000		8,736,000
Stock compensation expense	22,730,000		22,730,000			22,730,000
Noncontrolling interest investment in subsidiary	100,000							100,000
Dividends & redemptions of subsidiaries	(146,000)							(146,000)
Net income (loss)	$ 119,203,000		118,698,000				118,698,000	505,000
Preferred Stock, Ending balance (in shares) at Sep. 30, 2025	0	0		0
Ending balance at Sep. 30, 2025	$ 1,176,560,000		1,167,824,000	$ 0	$ 0	1,369,956,000	(202,153,000)	8,736,000
Common stock, Ending balance (in shares) at Sep. 30, 2025					0
Preferred Stock, Beginning balance (in shares) at Jun. 30, 2025				111,900,495
Beginning balance at Jun. 30, 2025	404,460,000		395,930,000	$ 2,000	$ 2,000	687,655,000	(291,729,000)	8,530,000
Common stock, Beginning balance (in shares) at Jun. 30, 2025					69,939,160
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock warrants	2,459,000		2,459,000			2,459,000
Exercise of stock options and warrants (in shares)				2,010,410	367,855
Exercise of stock options and warrants	7,692,000		7,692,000	$ 1,000		7,691,000
Stock compensation expense	17,469,000		17,469,000			17,469,000
Dividends & redemptions of subsidiaries	(40,000)							(40,000)
Net income (loss)	$ 89,822,000		89,576,000				89,576,000	246,000
Preferred Stock, Ending balance (in shares) at Sep. 30, 2025	0	0		0
Ending balance at Sep. 30, 2025	$ 1,176,560,000		$ 1,167,824,000	$ 0	$ 0	$ 1,369,956,000	$ (202,153,000)	$ 8,736,000
Common stock, Ending balance (in shares) at Sep. 30, 2025					0